Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 150,000	Fees	AUSTRALIA	snj:AU-VIC	City of Greater Bendigo
#: 2
	125,080,000	Taxes	AUSTRALIA	snj:AU-ACT	Commonwealth of Australia
#: 3
	22,730,000	Royalties	AUSTRALIA	snj:AU-ACT	Dja Dja Wurrung Clans Aboriginal Corporation
#: 4
	940,000	Fees	AUSTRALIA	snj:AU-ACT	Dja Dja Wurrung Clans Aboriginal Corporation
#: 5
	23,670,000		AUSTRALIA	snj:AU-ACT	Dja Dja Wurrung Clans Aboriginal Corporation
#: 6
	807,000	Fees	AUSTRALIA	snj:AU-ACT	Dja Dja Wurrung Clans Aboriginal Corporation	Kirkland Lake Australia	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 7
	4,420,000	Fees	AUSTRALIA	snj:AU-NT	Northern Territory Government, Australia
#: 8
	260,000	Taxes	AUSTRALIA	snj:AU-VIC	State Government of Victoria
#: 9
	17,990,000	Royalties	AUSTRALIA	snj:AU-VIC	State Government of Victoria
#: 10
	1,870,000	Fees	AUSTRALIA	snj:AU-VIC	State Government of Victoria
#: 11
	20,120,000		AUSTRALIA	snj:AU-VIC	State Government of Victoria
#: 12
	216,820,000	Taxes	CANADA		Federal Government of Canada
#: 13
	2,050,000	Royalties	CANADA		Federal Government of Canada
#: 14
	1,340,000	Fees	CANADA		Federal Government of Canada
#: 15
	220,210,000		CANADA		Federal Government of Canada
#: 16
	170,000	Fees	CANADA	snj:CA-BC	Government of British Columbia
#: 17
	9,070,000	Taxes	CANADA	snj:CA-NU	Government of Nunavut
#: 18
	310,000	Fees	CANADA	snj:CA-NU	Government of Nunavut
#: 19
	9,380,000		CANADA	snj:CA-NU	Government of Nunavut
#: 20
	44,000	Fees	CANADA	snj:CA-NU	Government of Nunavut		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 21
	1,790,000	Fees	CANADA	snj:CA-NU	Kitikmeot Inuit Association, Nunavut
#: 22
	238,000	Fees	CANADA	snj:CA-NU	Kitikmeot Inuit Association, Nunavut	Hope Bay	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 23
	34,720,000	Royalties	CANADA	snj:CA-NU	Kivalliq Inuit Association, Nunavut			valued based on the cost incurred by Agnico Eagle Mines Limited
#: 24
	13,060,000	Fees	CANADA	snj:CA-NU	Kivalliq Inuit Association, Nunavut
#: 25
	47,780,000		CANADA	snj:CA-NU	Kivalliq Inuit Association, Nunavut
#: 26
	3,974,000	Fees	CANADA	snj:CA-NU	Kivalliq Inuit Association, Nunavut		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 27
	28,250,000	Royalties	CANADA	snj:CA-NU	Nunavut Tunngavik Inc.
#: 28
	970,000	Fees	CANADA	snj:CA-NU	Nunavut Tunngavik Inc.
#: 29
	29,220,000		CANADA	snj:CA-NU	Nunavut Tunngavik Inc.
#: 30
	7,940,000	Royalties	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario
#: 31
	900,000	Fees	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario
#: 32
	8,840,000		CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario
#: 33
	134,000	Fees	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 34
	180,000	Royalties	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario
#: 35
	5,640,000	Fees	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario
#: 36
	5,820,000		CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario
#: 37
	20,000	Fees	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 38
	61,520,000	Taxes	CANADA	snj:CA-ON	Government of Ontario
#: 39
	410,000	Fees	CANADA	snj:CA-ON	Government of Ontario
#: 40
	61,930,000		CANADA	snj:CA-ON	Government of Ontario
#: 41
	2,270,000	Royalties	CANADA	snj:CA-ON	Matachewan First Nation, Ontario
#: 42
	780,000	Fees	CANADA	snj:CA-ON	Matachewan First Nation, Ontario
#: 43
	3,050,000		CANADA	snj:CA-ON	Matachewan First Nation, Ontario
#: 44
	65,000	Fees	CANADA	snj:CA-ON	Matachewan First Nation, Ontario		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 45
	538,000	Fees	CANADA	snj:CA-ON	Matachewan First Nation, Ontario	Macassa Mine	Yes	fair market value for good/services received
#: 46
	200,000	Fees	CANADA	snj:CA-ON	Metis Nation of Ontario
#: 47
	116,000	Fees	CANADA	snj:CA-ON	Metis Nation of Ontario		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 48
	2,520,000	Royalties	CANADA	snj:CA-ON	Moose Cree First Nation, Ontario
#: 49
	16,730,000	Fees	CANADA	snj:CA-ON	Moose Cree First Nation, Ontario
#: 50
	750,000	Infrastructure	CANADA	snj:CA-ON	Moose Cree First Nation, Ontario
#: 51
	20,000,000		CANADA	snj:CA-ON	Moose Cree First Nation, Ontario
#: 52
	250,000	Fees	CANADA	snj:CA-ON	Moose Cree First Nation, Ontario		Yes	cost incurred by Agnico Eagle Mines Limited
#: 53
	280,000	Royalties	CANADA	snj:CA-ON	Rainy River First Nations, Ontario
#: 54
	6,300,000	Fees	CANADA	snj:CA-ON	Taykwa Tagamou Nation, Ontario
#: 55
	115,000	Fees	CANADA	snj:CA-ON	Taykwa Tagamou Nation, Ontario	Macassa Mine	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 56
	200,000	Fees	CANADA	snj:CA-ON	Town of Cochrane, Ontario
#: 57
	2,850,000	Taxes	CANADA	snj:CA-ON	Town of Kirkland Lake, Ontario
#: 58
	500,000	Fees	CANADA	snj:CA-ON	Town of Kirkland Lake, Ontario
#: 59
	3,350,000		CANADA	snj:CA-ON	Town of Kirkland Lake, Ontario
#: 60
	7,350,000	Fees	CANADA	snj:CA-QC	Abitibiwinni First Nation, Quebec
#: 61
	93,000	Fees	CANADA	snj:CA-QC	Abitibiwinni First Nation, Quebec		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 62
	5,040,000	Taxes	CANADA	snj:CA-QC	City of Malartic, Quebec
#: 63
	820,000	Taxes	CANADA	snj:CA-QC	City of Val-dOr, Quebec
#: 64
	560,000	Fees	CANADA	snj:CA-QC	City of Val-dOr, Quebec
#: 65
	230,000	Infrastructure	CANADA	snj:CA-QC	City of Val-dOr, Quebec
#: 66
	1,610,000		CANADA	snj:CA-QC	City of Val-dOr, Quebec
#: 67
	154,320,000	Taxes	CANADA	snj:CA-QC	Government of Quebec
#: 68
	1,010,000	Royalties	CANADA	snj:CA-QC	Government of Quebec
#: 69
	2,610,000	Fees	CANADA	snj:CA-QC	Government of Quebec
#: 70
	157,940,000		CANADA	snj:CA-QC	Government of Quebec
#: 71
	930,000	Fees	CANADA	snj:CA-QC	Kitcisakik Anicinape Community, Quebec
#: 72
	37,000	Fees	CANADA	snj:CA-QC	Kitcisakik Anicinape Community, Quebec		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 73
	850,000	Fees	CANADA	snj:CA-QC	Lac Simon Anishnabe Nation Council, Quebec
#: 74
	38,000	Fees	CANADA	snj:CA-QC	Lac Simon Anishnabe Nation Council, Quebec	Upper Canada	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 75
	850,000	Fees	CANADA	snj:CA-QC	Long Point First Nation, Quebec
#: 76
	37,000	Fees	CANADA	snj:CA-QC	Long Point First Nation, Quebec		Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 77
	840,000	Taxes	CANADA	snj:CA-QC	Municipality of Preissac, Quebec
#: 78
	290,000	Fees	CANADA	snj:CA-QC	Municipality of Preissac, Quebec
#: 79
	1,130,000		CANADA	snj:CA-QC	Municipality of Preissac, Quebec
#: 80
	1,960,000	Taxes	CANADA	snj:CA-QC	Municipality of Rouyn-Noranda, Quebec
#: 81
	280,000	Fees	CANADA	snj:CA-QC	Municipality of Rouyn-Noranda, Quebec
#: 82
	2,240,000		CANADA	snj:CA-QC	Municipality of Rouyn-Noranda, Quebec
#: 83
	45,000	Fees	CANADA	snj:CA-QC	Municipality of Rouyn-Noranda, Quebec	Wasamac	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 84
	110,000	Royalties	CANADA	snj:CA-QC	Timiskaming First Nation, Quebec
#: 85
	51,540,000	Taxes	FINLAND		Government of Finland
#: 86
	10,550,000	Royalties	FINLAND		Government of Finland
#: 87
	2,810,000	Fees	FINLAND		Government of Finland
#: 88
	64,900,000		FINLAND		Government of Finland
#: 89
	480,000	Taxes	FINLAND	snj:FI-10	Kittila Municipality, Finland
#: 90
	240,000	Fees	FINLAND	snj:FI-10	Kittila Municipality, Finland
#: 91
	720,000		FINLAND	snj:FI-10	Kittila Municipality, Finland
#: 92
	59,500,000	Taxes	MEXICO		Government of Mexico
#: 93
	7,700,000	Royalties	MEXICO		Government of Mexico
#: 94
	67,200,000		MEXICO		Government of Mexico
#: 95
	600,000	Fees	MEXICO	snj:MX-MIC	Municipality of Ocampo, Mexico
#: 96
	100,000	Infrastructure	MEXICO	snj:MX-MIC	Municipality of Ocampo, Mexico
#: 97
	700,000		MEXICO	snj:MX-MIC	Municipality of Ocampo, Mexico
#: 98
	100,000	Fees	MEXICO	snj:MX-CHH	Municipality of Temosachi, Mexico
#: 99
	200,000	Fees	MEXICO	snj:MX-CHH	State of Chihuahua, Mexico
#: 100
	290,000	Fees	UNITED STATES	snj:US-AK	State of Alaska, United States of America
#: 101
	1,990,000	Fees	UNITED STATES		Government of the United States of America
#: 102
	3,137,000	Fees	CANADA	snj:CA-NU		Meadowbank	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 103
	877,000	Fees	CANADA	snj:CA-NU		Meliadine	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 104
	532,000	Fees	CANADA	snj:CA-ON		Detour Lake Mine	Yes	values are based on the cost incurred by Agnico Eagle Mines Limited
#: 105
	158,000	Fees	CANADA	snj:CA-QC		Canadian Malartic	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited
#: 106
	$ 68,000	Fees	CANADA	snj:CA-QC		CSD	Yes	valued based on the cost incurred by Agnico Eagle Mines Limited